SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2017
Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Residual, Percentage	5.00%
Electronics and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Electronics and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Estimated Residual, Percentage	2.00%
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Estimated Residual, Percentage	5.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements, Estimated Useful Life	Shorter of lease term or the estimated useful lives of the assets
Estimated Residual, Percentage	0.00%